CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Earnings Attributable to Canadian Solar Inc.	Common Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Non-Controlling Interest	Total
Balance at Dec. 31, 2014	$ 716,611	$ 675,236	$ (25,682)	$ 46,999	$ 20,058	$ 12,963	$ 729,574
Balance (in shares) at Dec. 31, 2014		55,161,856
Increase (Decrease) in Stockholders' Equity
Net income	171,861			171,861		1,455	173,316
Foreign currency translation adjustment	(81,992)				(81,992)	6,305	(75,687)
Profit distribution to non-controlling interests						(305)	(305)
Share-based compensation	5,966		5,966				5,966
Tax benefit of share-based compensation	853		853				853
Exercise of share options	1,867	$ 1,867					1,867
Exercise of share options (in shares)		803,587
Acquisition of non-controlling interests	1,724		1,724			(2,651)	(927)
Gain on commodity hedge	2,078				2,078		2,078
Disposal of a subsidiary						(4,225)	(4,225)
Balance at Dec. 31, 2015	818,968	$ 677,103	(17,139)	218,860	(59,856)	13,542	832,510
Balance (in shares) at Dec. 31, 2015		55,965,443
Increase (Decrease) in Stockholders' Equity
Net income	65,249			65,249		26	65,275
Foreign currency translation adjustment	(44,416)				(44,416)	2,630	(41,786)
Capital injection from non-controlling interests						1,648	1,648
Issuance of ordinary shares, net of issuance costs	23,408	$ 23,408					23,408
Issuance of ordinary shares, net of issuance costs (in shares)		1,029,661
Deferred tax on issuance costs of ordinary shares	65	$ 65					65
Share-based compensation	7,757		7,757				7,757
Tax benefit of share-based compensation	485		485				485
Exercise of share options	707	$ 707					707
Exercise of share options (in shares)		835,045
Fair value change on derivatives	12,458				12,458		12,458
Disposal of a subsidiary						(3,137)	(3,137)
Balance at Dec. 31, 2016	884,681	$ 701,283	(8,897)	284,109	(91,814)	14,709	$ 899,390
Balance (in shares) at Dec. 31, 2016		57,830,149					57,830,149
Increase (Decrease) in Stockholders' Equity
Net income	99,572			99,572		3,411	$ 102,983
Foreign currency translation adjustment	39,870				39,870	(565)	39,305
Acquisition of subsidiaries						9,994	9,994
Share-based compensation	9,314		9,314				9,314
Exercise of share options	879	$ 879					879
Exercise of share options (in shares)		666,536
Fair value change on derivatives	(2,090)				(2,090)		(2,090)
Balance at Dec. 31, 2017	$ 1,032,226	$ 702,162	$ 417	$ 383,681	$ (54,034)	$ 27,549	$ 1,059,775
Balance (in shares) at Dec. 31, 2017		58,496,685					58,496,685